UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Term Trust (ETX)

Annual Report

January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report January 31, 2014

Eaton Vance

Municipal Income Term Trust

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Annual Meeting of Shareholders	20

Dividend Reinvestment Plan	21

Management and Organization	23

Important Notices	26

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the opening weeks of the period ended January 31, 2014, interest rates remained near historic lows, driven by highly accommodative monetary policies instituted by central banks around the world. As it had since December 2012, the U.S. Federal Reserve (the Fed) continued to purchase $45 billion of U.S. Treasurys and $40 billion of agency mortgage-backed securities each month. These actions combined to put downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal bond market, which rallied during the first three months of the period in response to strong investor demand.

In late May 2013, however, then-Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail-based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields.

The selling abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of QE that many investors had thought was imminent. And while the municipal market continued to experience net outflows through December 2013, the Fed’s mid-December announcement that tapering of QE would actually begin in January 2014 had only a muted effect on municipal yields. Investors appeared relieved that the tapering would be gradual and that the Fed still intended to keep the fed funds rate near zero for an extended period.

The first month of 2014 saw further good news for bond investors. Equities declined as a result of turmoil in emerging markets and weak U.S. economic numbers, particularly a disappointing December jobs report. Falling equities prompted a “flight to quality” that drove a January rally in Treasurys. Municipal issues rallied more, as municipal performance was amplified by factors that historically have tended to help municipal performance in January: strong demand driven by reinvestment of principal and coupon payments in the face of seasonally light supply. This created a favorable supply-demand imbalance that helped drive up prices.

During the period, additional pressure on the municipal market came from the City of Detroit’s bankruptcy filing on July 18, 2013 and heightened attention to Puerto Rico’s fiscal woes. Although Detroit’s fiscal problems have been well-documented for years and its bankruptcy should not have come as a surprise, the headlines associated with the filing injected additional fear into the municipal bond market. That fear, combined with Puerto Rico’s well-publicized fiscal challenges, drove both institutional and retail investors to sell Puerto Rico bonds, exerting additional downward pressure on the market value of the bonds in late August and September 2013. Prices of Puerto Rico bonds remained at depressed levels through the end of the period on January 31, 2014.

Fund Performance

For the period from the Fund’s inception on March 28, 2013 through the end of its first fiscal year on January 31, 2014, Eaton Vance Municipal Income Term Trust (the Fund) shares at net asset value (NAV) had a total return of -7.52%, underperforming the -0.89% return of its benchmark, the Barclays 15 Year Municipal Bond Index2 (the Index).

The Fund is a leveraged6, closed-end investment vehicle that seeks to generate income by investing opportunistically across the credit quality7 spectrum, largely in bonds that mature around the time of the Fund’s intended liquidation in 2028. Management strives to add value through relative value trading to take advantage of inefficiencies within the municipal market.

The Fund employs leverage to seek to enhance the portfolio’s tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, magnifying the Fund’s exposure to its underlying investments in both up and down markets. During this period of negative performance by municipal bonds, leverage was the most significant detractor from the Fund’s performance relative to the unleveraged Index.

An overweight in 4-4.50% coupon bonds, which performed poorly during the period, also detracted from the Fund’s performance versus the Index, as did an overweight and security selection in industrial development revenue bonds. In contrast, security selection in water and sewer bonds helped the Fund’s performance relative to the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Cumulative Total Returns	Inception Date	One Year	Five Years	Since Inception
Fund at NAV	03/28/2013	—	—	–7.52%
Fund at Market Price	—	—	—	–13.50
Barclays 15 Year Municipal Bond Index	—	–1.31%	6.34%	–0.89%

% Premium/Discount to NAV[4]
				–6.47%

Distributions[5]
Total Distributions per share for the period				$0.567
Distribution Rate at NAV				5.00%
Taxable-Equivalent Distribution Rate at NAV				8.83%
Distribution Rate at Market Price				5.35%
Taxable-Equivalent Distribution Rate at Market Price				9.45%

% Total Leverage[6]
Residual Interest Bond (RIB)				40.98%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (%of total investments) is as follows:7

AAA	10.6%	BB	3.3%
AA	32.2	B	1.7
A	34.4	Not Rated	3.2
BBB	14.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing per-ceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distribu-tions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their origi-nal cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, ordinary income and net realized capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notices to Shareholders
Effective January 1, 2014, the Trust is managed by Thomas M. Metzold, CFA.

Effective January 31, 2014, the Trust is permitted, with respect to 25% of its total assets, to invest more than 5% in any one issuer.

4

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 170.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,380	$3,500,260

		$3,500,260

Education — 12.3%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,549,538
Central Washington University, 3.25%, 5/1/30	3,265	2,808,945
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	9,078,006
Portland Community College District, OR, 3.25%, 6/15/32	30	26,570
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,637,731

		$23,100,790

Electric Utilities — 12.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30(3)	$2,980	$2,936,969
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	7,500	7,154,550
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 6/1/30	2,000	1,981,620
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	1,000	609,340
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,125,300

		$23,807,779

General Obligations — 34.8%
Cambridge, MA, 3.00%, 2/15/28	$345	$326,732
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,088,800
New York, 3.00%, 3/1/32(1)(2)	10,000	8,917,883
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,203,700
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	9,804,500
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	5,000	4,350,100
Scarborough, ME, 3.25%, 11/1/29	1,235	1,145,141
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,260,858
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,375,361
University City, MO, School District, 0.00%, 2/15/32	3,000	1,315,680
University City, MO, School District, 0.00%, 2/15/33	3,000	1,235,100
Washington, 4.00%, 7/1/29(1)	10,000	10,240,500

		$65,264,355

Security	Principal Amount (000’s omitted)	Value

Hospital — 20.0%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/29(1)(2)	$10,000	$10,822,800
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,371,800
Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 11/15/29	4,000	4,240,120
Massachusetts Development Finance Agency, (Lowell General Hospital), 5.00%, 7/1/37	4,650	4,630,749
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,610	2,200,909
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	597,089
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	9,174,800
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,537,635
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32(4)	1,965	1,968,183

		$37,544,085

Housing — 8.8%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,292,705
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,449,210
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	9,679,600

		$16,421,515

Industrial Development Revenue — 11.6%
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	$2,500	$2,500,150
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	5,000	4,467,750
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	2,500	2,309,500
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,052,979
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,845	3,493,182
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	750	750,030
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,895	5,247,734
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), 3.625%, 5/15/30	360	291,323

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	$2,140	$1,682,746

		$21,795,394

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	$5,000	$4,271,050

		$4,271,050

Insured – Industrial Development Revenue — 2.1%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$3,970,302

		$3,970,302

Insured – Other Revenue — 0.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$1,740	$1,767,127

		$1,767,127

Insured – Transportation — 1.4%
A.B. Won Pat International Airport Authority, Guam, (AGM), (AMT), 6.00%, 10/1/34	$2,500	$2,692,075

		$2,692,075

Insured – Water Revenue — 2.0%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/26	$4,000	$3,847,680

		$3,847,680

Lease Revenue / Certificates of Participation — 5.9%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/30(1)(2)	$10,000	$10,998,000

		$10,998,000

Other Revenue — 9.8%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,391,295
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	10,000	10,345,100
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29	80	82,761
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,526,543

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	$4,000	$4,068,600

		$18,414,299

Senior Living / Life Care — 3.7%
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$141,843
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	612,000
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,286,975
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	110	110,009
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	695	695,354
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	711,015
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	710,693
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	827,763
Savannah, GA, Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	512,740
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,218,876

		$6,827,268

Special Tax Revenue — 17.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28(1)(2)	$10,000	$11,266,600
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/28	2,930	2,697,563
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/29	3,030	2,731,757
Florida Department of Environmental Protection, (Everglades Restoration), 3.50%, 7/1/32	1,130	998,525
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,091,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	5,000	5,591,550

		$33,377,895

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,000	$1,887,180

		$1,887,180

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.7%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	$5,000	$5,120,600
Foothill/Eastern Transportation Corridor Agency, CA, 0.00%, 1/15/27	2,000	1,167,740
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	513,848
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	957,045
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,270,300
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	525,041
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	4,573,500
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	9,145,589
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,192,838
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,012,491
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,064,190
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	1,852,034
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	2,930,796

		$31,326,012

Water and Sewer — 4.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$963,130
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,453,950

		$8,417,080

Total Tax-Exempt Investments — 170.2% (identified cost $331,650,780)		$319,230,146

Other Assets, Less Liabilities — (70.2)%		$(131,635,755)

Net Assets — 100.0%		$187,594,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

At January 31, 2014, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	13.9%
Texas	11.1%
Others, representing less than 10% individually	75.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2014, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 2.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $31,080,646.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Statement of Assets and Liabilities

Assets	January 31, 2014
Investments, at value (identified cost, $331,650,780)	$319,230,146
Interest receivable	2,639,724
Receivable for investments sold	128,111
Total assets	$321,997,981

Liabilities
Payable for floating rate notes issued	$130,255,000
Payable for when-issued securities	1,961,168
Due to custodian	1,765,041
Payable to affiliate:
Investment adviser and administration fee	158,989
Interest expense and fees payable	155,647
Accrued expenses	107,745
Total liabilities	$134,403,590
Net Assets	$187,594,391

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$110,318
Additional paid-in capital	210,156,719
Accumulated net realized loss	(11,704,714)
Accumulated undistributed net investment income	1,452,702
Net unrealized depreciation	(12,420,634)
Net Assets	$187,594,391

Common Shares Outstanding	11,031,844

Net Asset Value
Net assets ÷ common shares issued and outstanding	$17.00

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Statement of Operations

Investment Income	Period Ended January 31, 2014(1)
Interest	$10,331,535
Total investment income	$10,331,535

Expenses
Investment adviser and administration fee	$1,568,540
Trustees’ fees and expenses	13,433
Custodian fee	97,198
Transfer and dividend disbursing agent fees	20,520
Legal and accounting services	83,929
Printing and postage	28,809
Interest expense and fees	666,308
Miscellaneous	39,793
Total expenses	$2,518,530
Deduct —
Reduction of custodian fee	$2,632
Total expense reductions	$2,632

Net expenses	$2,515,898

Net investment income	$7,815,637

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(11,816,431)
Net realized loss	$(11,816,431)
Change in unrealized appreciation (depreciation) —
Investments	$(12,420,634)
Net change in unrealized appreciation (depreciation)	$(12,420,634)

Net realized and unrealized loss	$(24,237,065)

Net decrease in net assets from operations	$(16,421,428)

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2014(1)
From operations —
Net investment income	$7,815,637
Net realized loss from investment transactions	(11,816,431)
Net change in unrealized appreciation (depreciation) from investments	(12,420,634)
Net decrease in net assets from operations	$(16,421,428)
Distributions to shareholders —
From net investment income	$(6,251,218)
Total distributions to shareholders	$(6,251,218)
Capital share transactions —
Proceeds from sale of shares(2)	$210,577,500
Reinvestment of distributions to shareholders	30,537
Offering costs	(441,000)
Net increase in net assets from capital share transactions	$210,167,037

Net increase in net assets	$187,494,391

Net Assets
At beginning of period	$100,000
At end of period	$187,594,391

Accumulated undistributed net investment income included in net assets
At end of period	$1,452,702

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

(2)	Proceeds from sale of shares are net of sales load paid of $9,922,500 and include shares sold from the exercise of the underwriters’ over-allotment option of $15,500,000 (see Note 5).

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Statement of Cash Flows

Cash Flows From Operating Activities	Period Ended January 31, 2014(1)
Net decrease in net assets from operations	$(16,421,428)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(525,939,251)
Investments sold	184,453,139
Net amortization/accretion of premium (discount)	(148,042)
Increase in interest receivable	(2,639,724)
Increase in payable to affiliate for investment adviser and administration fee	158,989
Increase in interest expense and fees payable	155,647
Increase in accrued expenses	107,745
Net change in unrealized (appreciation) depreciation from investments	12,420,634
Net realized loss from investments	11,816,431
Net cash used in operating activities	$(336,035,860)

Cash Flows From Financing Activities
Proceeds from Fund shares sold(2)	$210,577,500
Offering costs	(441,000)
Distributions paid, net of reinvestments	(6,220,681)
Proceeds from secured borrowings	190,955,000
Repayment of secured borrowings	(60,700,000)
Increase in due to custodian	1,765,041
Net cash provided by financing activities	$335,935,860

Net decrease in cash	$(100,000)

Cash at beginning of period	$100,000

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$30,537
Cash paid for interest and fees	510,661

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

(2)	Proceeds from sale of shares are net of sales load paid of $9,922,500.

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Financial Highlights

	Period Ended January 31, 2014(1)
Net asset value — Beginning of period	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.716
Net realized and unrealized loss	(2.188)

Total loss from operations	$(1.472)

Less Distributions
From net investment income	$(0.567)

Total distributions	$(0.567)

Offering costs charged to paid-in capital(3)	$(0.040)

Discount related to exercise of underwriters’ over-allotment option(3)	$(0.021)

Net asset value — End of period	$17.000

Market Value — End of period	$15.900

Total Investment Return on Net Asset Value(4)	(7.52	)%(5)(6)

Total Investment Return on Market Value(4)	(13.50	)%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,594
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	1.19	%(8)
Interest and fee expense(9)	0.43	%(8)
Total expenses(7)	1.62	%(8)
Net investment income	5.02	%(8)
Portfolio Turnover	106	%(5)

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%

(8)	Annualized.

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Income Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust was organized on December 5, 2012 and remained inactive until March 28, 2013, except for matters related to its organization, including the sale of 5,000 initial shares for $100,000 and the expensing of $15,000 of organization costs, all of which were reimbursed by Eaton Vance Management (EVM). The Trust’s investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2014, the Trust, for federal income tax purposes, had deferred capital losses of $11,610,695 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2014, $11,610,695 are short-term.

As of January 31, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Organization and Offering Costs — Costs incurred by the Trust in connection with its organization are expensed. EVM agreed to pay all offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Trust in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

13

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Notes to Financial Statements — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.

However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at January 31, 2014. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2014, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $130,255,000 and $181,452,893, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2014 was 0.04% to 0.30%. For the period ended January 31, 2014, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $123,944,887 and 0.63%, respectively.

The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of January 31, 2014.

The Trust may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest

14

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Notes to Financial Statements — continued

bond programs will develop, or that alternative forms of leverage will be available to the Trust. The effects of the Volcker Rule may make it more difficult for the Trust to maintain current or desired levels of leverage and may cause the Trust to incur additional expenses to maintain its leverage.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended January 31, 2014 was as follows:

Distributions declared from:
Tax-exempt income	$6,249,022
Ordinary income	$2,196

During the period ended January 31, 2014, accumulated net realized loss was decreased by $111,717 and accumulated undistributed net investment income was decreased by $111,717 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Trust.

As of January 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$1,452,702
Deferred capital losses	$(11,610,695)
Net unrealized depreciation	$(12,514,653)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and residual interest bonds.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. Average daily total managed assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. Average daily total managed assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders. For the period ended January 31, 2014, the investment adviser fee was $1,568,540.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

15

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Notes to Financial Statements — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $527,900,419 and $184,581,250, respectively, for the period ended January 31, 2014.

5  Common Shares of Beneficial Interest

In connection with the initial public offering of the Trust’s common shares, the underwriters were granted an option to purchase additional common shares at a price of $19.10 (after deduction of the sales load). Additional shares were issued by the Trust on May 14, 2013 pursuant to the exercise of the over-allotment option. The Trust’s net asset value per share on such date was $19.39, resulting in a discount of $224,750. The Trust may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

Period Ended January 31, 2014(1)

Sales (initial public offering)	10,250,000
Exercise of over-allotment option by underwriters	775,000
Issued to shareholders electing to receive payments of distributions in Trust shares	1,844

Net increase	11,026,844

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the period ended January 31, 2014.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$201,489,799

Gross unrealized appreciation	$3,422,329
Gross unrealized depreciation	(15,936,982)

Net unrealized depreciation	$(12,514,653)

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At January 31, 2014, the Trust had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $1,765,041. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at January 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at January 31, 2014. The Trust’s average overdraft advances during the period ended January 31, 2014 were not significant.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

16

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$319,230,146	$—	$319,230,146

Total Investments	$—	$319,230,146	$—	$319,230,146

17

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Income Term Trust:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Income Term Trust (the “Trust”), including the portfolio of investments, as of January 31, 2014, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period from the start of business, March 28, 2013, to January 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Income Term Trust as of January 31, 2014, and the results of its operations, cash flows, changes in its net assets, and the financial highlights for the period from the start of business, March 28, 2013, to January 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2014

18

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trust. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Trust designates 99.96% of distributions from net investment income as an exempt-interest dividend.

19

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on November 22, 2013. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Thomas E. Faust Jr. and Allen R. Freedman as Class I Trustees of the Trust for a three-year term expiring in 2016.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Scott E. Eston	10,189,137	198,515
Thomas E. Faust Jr.	10,189,137	198,515
Allen R. Freedman	10,182,505	205,147

20

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Dividend Reinvestment Plan

The Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

21

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Term Trust

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company and has no employees.

Number of Shareholders

As of January 31, 2014, our records indicate that there are 2 registered shareholders and approximately 4,808 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETX.

22

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipal Income Term Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class I Trustee	Until 2016. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class I Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Class I Trustee	Until 2016. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Class III Trustee	Until 2015. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Class II Trustee	Until 2014. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class II Trustee	Until 2014. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2015. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly,

Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class III Trustee	Until 2015. Trustee since 1998.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(2) None.

Harriett Tee Taggart 1948	Class II Trustee	Until 2014. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Class III Trustee	Until 2015. Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	Since 2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Since 2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR.

24

Eaton Vance

Municipal Income Term Trust

January 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

Date first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for, Mr. Eston and Ms. Taggart for all funds except eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside and Ms. Mosley for all funds) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)	Date first elected to serve as officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial appointment.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

14264 1.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the initial fiscal period from the commencement of operations on March 28, 2013 to January 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Year Ended*	1/31/14
Audit Fees	$46,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,310
All Other Fees(3)	$0

Total	$54,310

*	Fund commenced operations on 3/28/13.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s initial fiscal period ended January 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended*	1/31/14
Registrant	$8,310
Eaton Vance(1)	$370,325

*	Fund commenced operations on 3/28/13.
(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Thomas M. Metzold is responsible for the overall and day-to-day management of the Trust’s investments. Mr. Metzold has been an Eaton Vance portfolio manager since 1991, is a Senior Portfolio Advisor and is a Vice President of Eaton Vance Management (“EVM”). This information is provided as of the date of filing of this report.

The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Registered Investment Companies	4	$4,849.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by the portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Thomas M. Metzold	$500,001 - $1,000,000

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 11, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2014